Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases:
Operating lease right-of-use assets	$ 9,933	$ 943
Operating lease liabilities	(10,062)	(942)
Finance leases:
Finance lease right-of-use assets	332	713
Finance lease liabilities	$ (654)	$ (857)
Weighted average remaining lease term:
Operating leases	7 years 3 months 18 days	4 years 10 months 24 days
Finance leases	1 year 4 months 24 days	2 years 4 months 24 days
Weighted average discount rate:
Operating leases	5.70%	7.10%
Finance leases	7.00%	6.90%